Stock-Based Compensation - TDS excluding U.S. Cellular, Nonvested shares and other stock compensation disclosures (Details) - TDS Parent Company - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Performance Shares | Minimum
Shares issued and granted under stock compensation plans
Performance share awards target	0.00%
Performance Shares | Maximum
Shares issued and granted under stock compensation plans
Performance share awards target	200.00%
Common Shares | Non-Employee Directors' Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Shares issued and granted under stock compensation plans
Shares issued	32,000	27,000	27,000
Shares reserved	253,000
Common Shares | Automatic Dividend Reinvestment and Stock Purchase Plans
Shares issued and granted under stock compensation plans
Shares reserved	981,000
Purchase price, percent	95.00%
Common Shares | Restricted Stock Units
Stock based compensation, Nonvested shares rollforward, number of shares
Nonvested stock units, beginning of period - Number of shares (in shares)	1,175,000
Granted number of shares (in shares)	444,000
Vested number of shares (in shares)	(322,000)
Forfeited number of shares (in shares)	(85,000)
Nonvested stock units, end of period - Number of shares (in shares)	1,212,000	1,175,000
Stock based compensation, Nonvested shares weighted average grant date fair value
Nonvested stock units - beginning of period weighted average grant date fair value (USD per share)	$ 27.01
Granted weighted average grant date fair value (USD per share)	23.87	$ 25.97	$ 27.87
Vested weighted average grant date fair value (USD per share)	27.56
Forfeited weighted average grant date fair value (USD per share)	26.73
Nonvested stock units - end of period weighted average grant date fair value (USD per share)	$ 25.73	$ 27.01
Shares issued and granted under stock compensation plans
Fair value of vested stock units	$ 9,000,000	$ 9,000,000	$ 10,000,000
Common Shares | Performance Shares
Stock based compensation, Nonvested shares rollforward, number of shares
Nonvested stock units, beginning of period - Number of shares (in shares)	216,000
Granted number of shares (in shares)	142,000
Forfeited number of shares (in shares)	(15,000)
Accumulated dividend equivalents (in shares)	7,000
Nonvested stock units, end of period - Number of shares (in shares)	350,000	216,000
Stock based compensation, Nonvested shares weighted average grant date fair value
Nonvested stock units - beginning of period weighted average grant date fair value (USD per share)	$ 28.56
Granted weighted average grant date fair value (USD per share)	25.70	$ 27.79	$ 29.45
Forfeited weighted average grant date fair value (USD per share)	28.57
Accumulated dividend equival4ents, weighted average exercise price (USD per share)	27.59
Nonvested stock units - end of period weighted average grant date fair value (USD per share)	$ 27.38	$ 28.56
Shares issued and granted under stock compensation plans
Fair value of vested stock units	$ 0	$ 0	$ 0
Performance period	3 years
Common Shares | Deferred Compensation Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Shares issued and granted under stock compensation plans
Percent of match up to 50% from annual bonus	25.00%
Percent of employee contribution to get 33 percent match	50.00%
Percent of match above 50% from annual bonus	33.00%
Weighted average grant date fair value (USD per share)	$ 28.96	$ 27.13	$ 27.94
Vested number of shares, unissued	101,000
Vested number of shares, unissued, fair value	$ 3,000,000
Common Shares | Deferred Compensation Stock Units | Maximum
Shares issued and granted under stock compensation plans
Fair value of vested stock units	$ 1,000,000	$ 1,000,000	$ 1,000,000
Series A Common Shares | Series A Common Share Automatic Dividend Reinvestment Plan
Shares issued and granted under stock compensation plans
Shares reserved	217,000
Purchase price, percent	95.00%